Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.1%
Aerospace & Defense — 1.9%
CAE, Inc.*	34,560	$1,032,307
HEICO Corp., Class A	24,587	2,911,839
		3,944,146
Apparel — 1.9%
Canada Goose Holdings, Inc.*	55,191	1,968,663
Levi Strauss & Co., Class A	66,418	1,627,905
On Holding AG, Class A*	6,683	201,359
		3,797,927
Auto Parts & Equipment — 1.7%
BorgWarner, Inc.	79,268	3,425,170
Banks — 4.7%
First Republic Bank	20,701	3,992,809
Pinnacle Financial Partners, Inc.	16,861	1,586,283
SVB Financial Group*	6,246	4,040,412
		9,619,504
Biotechnology — 4.8%
Genmab A/S, ADR*	71,446	3,122,190
Horizon Therapeutics PLC*	28,711	3,145,003
Seagen, Inc.*	20,320	3,450,336
		9,717,529
Building Materials — 1.9%
Trex Co., Inc.*	36,871	3,758,261
Chemicals — 1.1%
RPM International, Inc.	29,186	2,266,293
Commercial Services — 7.8%
CoStar Group, Inc.*	77,014	6,627,825
MarketAxess Holdings, Inc.	12,583	5,293,542
TransUnion	35,107	3,942,867
		15,864,234
Computers — 2.1%
Crowdstrike Holdings, Inc., Class A*	14,674	3,606,576
Genpact Ltd.	15,170	720,726
		4,327,302
Distribution & Wholesale — 1.8%
Fastenal Co.	72,520	3,742,757
Electrical Components & Equipment — 1.9%
Novanta, Inc.*	10,322	1,594,749
Universal Display Corp.	12,983	2,219,574
		3,814,323
Electronics — 6.3%
Agilent Technologies, Inc.	16,123	2,539,856
II-VI, Inc.*	58,030	3,444,661
Keysight Technologies, Inc.*	24,182	3,972,861
Trimble, Inc.*	34,809	2,863,040
		12,820,418
Entertainment — 1.2%
Vail Resorts, Inc.*	7,508	2,508,047
	Number of Shares	Value†

Food — 1.2%
The Hershey Co.	14,666	$2,482,221
Healthcare Products — 11.1%
10X Genomics, Inc., Class A*	9,819	1,429,450
ABIOMED, Inc.*	9,330	3,037,102
Bio-Techne Corp.	5,957	2,886,583
Edwards Lifesciences Corp.*	25,985	2,941,762
Envista Holdings Corp.*	65,497	2,738,430
Intuitive Surgical, Inc.*	2,852	2,835,316
Masimo Corp.*	9,120	2,468,875
Repligen Corp.*	7,658	2,213,085
Zimmer Biomet Holdings, Inc.	13,318	1,949,222
		22,499,825
Housewares — 1.0%
The Scotts Miracle-Gro Co.	13,918	2,037,039
Internet — 2.9%
Pinterest, Inc., Class A*	39,287	2,001,672
Q2 Holdings, Inc.*	11,312	906,544
Twitter, Inc.*	48,951	2,956,151
		5,864,367
Machinery — Diversified — 3.2%
IDEX Corp.	13,518	2,797,550
The Middleby Corp.*	21,598	3,682,675
		6,480,225
Miscellaneous Manufacturing — 1.3%
A.O. Smith Corp.	44,150	2,696,241
Pharmaceuticals — 3.7%
Dexcom, Inc.*	13,904	7,603,541
Retail — 7.9%
Chipotle Mexican Grill, Inc.*	3,486	6,335,874
Lululemon Athletica, Inc.*	6,700	2,711,490
National Vision Holdings, Inc.*	50,175	2,848,435
Ulta Beauty, Inc.*	11,664	4,209,771
		16,105,570
Semiconductors — 10.3%
Brooks Automation, Inc.	24,925	2,551,074
Marvell Technology, Inc.	66,490	4,010,012
Microchip Technology, Inc.	26,093	4,005,015
Monolithic Power Systems, Inc.	12,233	5,929,090
SkyWater Technology, Inc.*	18,099	492,293
Teradyne, Inc.	35,915	3,920,840
		20,908,324
Software — 15.3%
Cerner Corp.	56,229	3,965,269
Clarivate PLC*	97,690	2,139,411
DocuSign, Inc.*	23,121	5,952,039
Electronic Arts, Inc.	31,702	4,509,609
Five9, Inc.*	19,675	3,142,885
Guidewire Software, Inc.*	27,355	3,251,689
Paycom Software, Inc.*	9,316	4,618,407

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Tyler Technologies, Inc.*	7,784	$3,570,132
		31,149,441
Telecommunications — 2.1%
Arista Networks, Inc.*	12,357	4,246,360
TOTAL COMMON STOCKS (Cost $113,132,714)		201,679,065
Number of Contracts
PURCHASED OPTIONS — 0.2%
Put Options
TOTAL PURCHASED OPTIONS
(See open purchased options schedule)
(Cost $409,176)	815	503,810
	Number of Shares
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $1,121,221)	1,121,221	1,121,221
TOTAL INVESTMENTS — 99.9% (Cost $114,663,111)		$203,304,096
Other Assets & Liabilities — 0.1%		198,643
TOTAL NET ASSETS — 100.0%		$203,502,739

	Number of Contracts	Value†
WRITTEN OPTIONS — (0.0)%
Put Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(70,299))	(815)	$(61,027)

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
ETF— Exchange-Traded Fund.
S&P— Standards & Poor's
SPDR— Standard & Poor's Depositary Receipt.
Country Weightings as of 9/30/2021††
United States	94%
Canada	3
Denmark	2
United Kingdom	1
Total	100%
††	% of total investments as of September 30, 2021.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Mid Cap Growth Fund
Open purchased options contracts held by the Fund at September 30, 2021 are as follows:
Open Purchased Options
Exchange Traded
Put Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Invesco QQQ Trust Series 1	380	$13,490,000	$355	10/15/2021	$220,400
iShares Russell 2000 ETF	143	3,117,400	218	10/15/2021	61,490
SPDR S&P MidCap 400 ETF Trust	292	14,016,000	480	10/15/2021	221,920
Total Purchased Options					$503,810
Open written options contracts held by the Fund at September 30, 2021 are as follows:
Open Written Options
Exchange Traded
Put Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Invesco QQQ Trust Series 1	(380)	$12,312,000	$324	10/15/2021	$(22,800)
iShares Russell 2000 ETF	(143)	2,831,400	198	10/15/2021	(8,151)
SPDR S&P MidCap 400 ETF Trust	(292)	12,848,000	440	10/15/2021	(30,076)
Total Written Options					$(61,027)
3